Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses on Financing and Loans and Leases Receivable [Table Text Block]
An analysis of the allowance for credit losses related to finance receivables for the years ended December 31 was as follows (in millions):

	2018
	Consumer	Non-Consumer	Total
Allowance for credit losses
Beginning balance	$582	$15	$597
Charge-offs (a)	(528)	(67)	(595)
Recoveries	163	7	170
Provision for credit losses	359	68	427
Other	(10)	—	(10)
Ending balance	$566	$23	$589

Analysis of ending balance of allowance for credit losses
Collective impairment allowance	$546	$14	$560
Specific impairment allowance	20	9	29
Ending balance	566	23	589

Analysis of ending balance of finance receivables
Collectively evaluated for impairment	75,869	43,035	118,904
Specifically evaluated for impairment	370	129	499
Recorded investment	76,239	43,164	119,403

Ending balance, net of allowance for credit losses	$75,673	$43,141	$118,814
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(a)	Non-consumer charge-offs primarily reflect a U.S. dealer’s floorplan inventory and dealer loan determined to be uncollectible.

	2019
	Finance Receivables
	Consumer	Non-Consumer	Total
Allowance for credit losses
Beginning balance	$566	$23	$589
Charge-offs	(527)	(22)	(549)
Recoveries	168	10	178
Provision for credit losses	291	5	296
Other	(2)	1	(1)
Ending balance	$496	$17	$513

Analysis of ending balance of allowance for credit losses
Collective impairment allowance	$478	$15	$493
Specific impairment allowance	18	2	20
Ending balance	496	17	513

Analysis of ending balance of finance receivables
Collectively evaluated for impairment	73,653	40,666	114,319
Specifically evaluated for impairment	322	189	511
Recorded investment	73,975	40,855	114,830

Ending balance, net of allowance for credit losses	$73,479	$40,838	$114,317